Shareholder Report, Holdings (Details) - Acruence Active Hedge U.S. Equity ETF	Mar. 31, 2025
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
MPLX LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Heritage Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
KeyCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Truist Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
CME Group, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Altria Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Universal Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
OGE Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Carvana Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%